Valuation adjustments - Changes - Available-for-sale (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Balance at beginning of year	$ (2,979)	$ (528)	$ (546)
Valuation adjustments	1,932	(3,505)	(196)
Amounts reclassified to consolidated income statement	(9)	(120)	161
Income tax	(477)	1,174	53
Balance at end of year	(1,533)	(2,979)	(528)
Debt instruments.
Financial instruments
Balance at beginning of year	(2,953)	(538)	(558)
Valuation adjustments	1,935	(3,453)	(192)
Amounts reclassified to consolidated income statement	(9)	(120)	161
Income tax	(478)	1,158	51
Balance at end of year	(1,505)	(2,953)	(538)
Equity instruments.
Financial instruments
Balance at beginning of year	(26)	10	12
Valuation adjustments	(3)	(52)	(4)
Income tax	1	16	2
Balance at end of year	$ (28)	$ (26)	$ 10